Guarantees, commitments and risks - Expected payments under contractual obligations (Details) € in Millions	Dec. 31, 2021 EUR (€)
Guarantees, commitments and risks
Contractual obligations	€ 173,876
within 1 year
Guarantees, commitments and risks
Contractual obligations	29,610
Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	21,038
Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	17,807
Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	14,495
Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	11,771
beyond 5 years
Guarantees, commitments and risks
Contractual obligations	79,155
Decommissioning liabilities
Guarantees, commitments and risks
Contractual obligations	12,523
Decommissioning liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	370
Decommissioning liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	298
Decommissioning liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	448
Decommissioning liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	377
Decommissioning liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	436
Decommissioning liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	10,594
Environmental liabilities
Guarantees, commitments and risks
Contractual obligations	2,148
Environmental liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	376
Environmental liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	346
Environmental liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	297
Environmental liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	245
Environmental liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	178
Environmental liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	706
Purchase obligations
Guarantees, commitments and risks
Contractual obligations	159,099
Purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	28,862
Purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	20,394
Purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	17,062
Purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	13,873
Purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	11,157
Purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	67,751
Gas take-or-pay contracts
Guarantees, commitments and risks
Contractual obligations	153,559
Gas take-or-pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	25,874
Gas take-or-pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	19,547
Gas take-or-pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	16,344
Gas take-or-pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	13,483
Gas take-or-pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	10,934
Gas take-or-pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	67,377
Gas ship or pay contracts
Guarantees, commitments and risks
Contractual obligations	2,743
Gas ship or pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	866
Gas ship or pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	487
Gas ship or pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	443
Gas ship or pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	379
Gas ship or pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	217
Gas ship or pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	351
Other purchase obligations
Guarantees, commitments and risks
Contractual obligations	2,797
Other purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	2,122
Other purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	360
Other purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	275
Other purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	11
Other purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	6
Other purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	23
Other obligations
Guarantees, commitments and risks
Contractual obligations	106
Other obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	2
Other obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	104
Memorandum of intent Val d'Agri
Guarantees, commitments and risks
Contractual obligations	106
Memorandum of intent Val d'Agri | within 1 year
Guarantees, commitments and risks
Contractual obligations	2
Memorandum of intent Val d'Agri | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	€ 104